OTHER ACCRUED EXPENSES - 10-K (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Other accrued expenses consisted of the following:

	December 31,
	2023	2022
Current portion of finance lease liabilities	942	37,895
Amounts due to former Plum shareholders	—	36,586
Other	69,007	52,678
Total other accrued expenses	$69,949	$127,159